ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued expenses, summarized by major category, as of December 31, 2022 and 2021 consist of the following:

	December 31, 2022	December 31, 2021
Trade accounts payable	$1,224,542	$1,465,860
Accrued expenses	697	8,215
Accrued compensation expenses	140,204	122,072
Total accounts payable and accrued expenses	$1,365,443	$1,596,147